Capital Structure, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jan. 11, 2023	Jan. 10, 2023
Class A Warrants [Member]
Warrants [Abstract]
Shares issued upon exercise of warrants (in shares)	779,200
Gross proceeds	$ 1,883
Warrants outstanding (in shares)	6,962,770
Warrant exercise price (in dollars per share)		$ 2.25
Shares to be issued upon exercise of remaining warrants (in shares)	6,962,770
Special Dividend [Member]
Warrants [Abstract]
Dividend payable (in dollars per share)			$ 1